Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates Impact	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thai Baht [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.0292	0.0289	0.03
Average Rate	0.0288	0.0286	0.0313
Hong Kong Dollar [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1282	0.1282	0.1282
Average Rate	0.1282	0.1282	0.1282
Chinese Renminbi [Member]
Schedule of Currency Exchange Rates Impact [Line Items]
Year End Rate	0.1409	0.1447
Average Rate	0.1414	0.1446